New York Connecticut Texas Washington, DC Kazakhstan London	Bracewell & Giuliani LLP 711 Louisiana Street Suite 2300 Houston, Texas 77002-2770 713.223.2300 Office 713.221.1212 Fax bgllp.com

July 3, 2007

Mr. David Lyon

Securities and Exchange Commission

Division of Corporate Finance

100 F Street, N.E.

Mail Stop 4561

Washington, D.C. 20549

Re:	Encore Bancshares, Inc. Form S-1, Amendment No. 1, Filed June 18, 2007 File Number 333-142735

Ladies and Gentlemen:

We are filing today, via EDGAR transmission, Amendment No. 2 to the Registration Statement on Form S-1 (Registration No. 333-142735) relating to a proposed offering and sale of shares of common stock of Encore Bancshares, Inc. (the “Company”).

In response to your letter dated June 28, 2007 to James S. D’Agostino, Jr., President of the Company, setting forth the staff’s comments regarding the Registration Statement, the Company has the following responses, which are contained in numbered paragraphs which correspond to the numbered paragraphs in the comment letter. The text of each comment is included in bold below. Unless otherwise indicated, capitalized terms have the same meaning as set forth in the Registration Statement.

General

1.	This document contains a significant number of blank spaces. Please note that we may have related comments when this information is provided and those comments may be material.

The Company has set the estimated price range for the offering and completed the related missing information throughout the document.

2.	We note that you have provided red hearing language on the cover but have not provided, at a minimum, an offering price range. Please confirm that you have not distributed the prospectus without a price.

Mr. David Lyon

July 3, 2007

We confirm that the Company has not distributed the prospectus without a price.

Table of Contents

3.	Please move the last three legends to a point after the forepart, that is, after the end of the risk factors.

The staff is directed to the bottom of page 20, where we have moved the second and fourth legends under the Table of Contents. We have kept the third legend under the Table of Contents in place. Unlike the second and fourth legends, the third legend is not generic to most offerings and contains information that an investor should be aware of before reading the data contained in the “Markets” section in the summary on pages 3 and 4.

Prospectus Summary, page 1

4.	We note your response to our prior comment number 6. Where appropriate in the summary, please disclose that management does not intend to purchase any shares in this offering.

The staff is directed to the first full paragraph on page 3 of the prospectus, which has been revised to indicate that the directors and executive officers of the Company do not intend to purchase any shares in this offering.

MD&A, General, page 39

5.	We note the last full paragraph. Please disclose reasons for having Encore Bank become a national banking association.

The staff is directed to the last paragraph on page 39, which has been revised to disclose Encore Bank’s reasons for converting to a national banking association.

Regulatory Capital, page 64

6.	We note the third paragraph disclosure on page 65, that Encore Bank has been required to increase its leverage ratio. By footnote or otherwise, please include this information with the table on page 64. Also, quantify the effect of this offering on the leverage ratio. If after the offering the leverage ratio is not in compliance with the December 31, 2008 requirement, please disclose the situation in the summary or in a risk factor. Provide similar information on page 116 with respect to the discussion of this new requirement in the next to last paragraph.

Mr. David Lyon

July 3, 2007

The staff is directed to the footnote to the table on page 64, which discloses that Encore Bank has been required to maintain an increased leverage ratio, and the third paragraph on page 65, which has been revised to quantify the effect of this offering on the leverage ratio. The staff is also directed to the fifth complete paragraph on page 117, which provides similar information related to this new requirement.

If you have any questions or comments regarding this letter, please contact Charlotte Rasche at (713) 221-1576 or Will Luedke at (713) 221-1336.

Very truly yours, Bracewell & Giuliani LLP

/s/ Charlotte M. Rasche

Charlotte M. Rasche